Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	HiSoft Technology International Ltd
Entity Central Index Key	0001493639
Document Type	F-4
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Pre-Effective Amendment Number	1
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2

CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 90,425	$ 113,856
Restricted cash	1,426	1,222
Term deposits	35,992	21,681
Accounts receivable, net of allowance for doubtful accounts of $4,002 and $3,958 as of December 31, 2011 and June 30, 2012, respectively	82,615	61,413
Prepaid expenses and other current assets	7,407	6,512
Deferred tax assets-current	562	623
Total current assets	218,427	205,307
Property, plant and equipment, net of accumulated depreciation of $11,731 and $14,148 as of December 31, 2011 and June 30, 2012, respectively	13,211	13,774
Intangible assets, net	17,546	15,198
Deferred tax assets-non-current	1,264	293
Other assets	1,494	1,259
Goodwill	42,859	37,348
TOTAL ASSETS	294,801	273,179
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)	3,382	4,257
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of $4 and $5 as of December 31, 2011 and June 30, 2012, respectively)	41,841	40,352
Government grant (including government grant of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)	1,381	83
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of $235 and $233 as of December 31, 2011 and June 30, 2012, respectively)	5,499	4,309
Other taxes payable (including other taxes payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)	3,020	2,020
Deferred tax liability-current (including deferred tax liability-current of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)		8
Total current liabilities	55,123	51,029
Deferred tax liability-non-current (including deferred tax liability-non-current of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)	3,380	3,105
Unrecognized tax benefits-non-current (including unrecognized tax benefits-non-current of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)	969	969
Contingent acquisition consideration payable (including contingent acquisition consideration payable of the consolidated variable interest entity without recourse to HiSoft Technology International Limited of nil and nil as of December 31, 2011 and June 30, 2012, respectively)	9,355	8,186
TOTAL LIABILITIES	68,827	63,289
HiSoft Technology International Limited shareholders' equity:
Common shares ($0.0001 par value; 872,000,000 shares authorized; 595,868,033 and 595,868,022 shares issued and outstanding as of December 31, 2011 and June 30, 2012, respectively)	60	60
Additional paid-in capital	191,489	186,408
Statutory reserve	6,653	6,653
Accumulated (deficit) profits	11,477	(964)
Accumulated other comprehensive income	15,350	16,327
Total HiSoft Technology International Limited shareholders' equity	225,029	208,484
Non-controlling interest	945	1,406
Total equity	225,974	209,890
TOTAL LIABILITIES AND EQUITY	$ 294,801	$ 273,179

CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 3,958	$ 4,002
Accumulated depreciation	14,148	11,731
Accounts payable	3,382	4,257
Accrued expenses and other payables	41,841	40,352
Government grant	1,381	83
Income taxes payable	5,499	4,309
Other taxes payable	3,020	2,020
Deferred tax liability - current		8
Deferred tax liability - non-current	3,380	3,105
Unrecognized tax benefits - non-current	969	969
Contingent acquisition consideration payable	9,355	8,186
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)	872,000,000	872,000,000
Common shares, shares issued (in shares)	595,868,022	595,868,033
Common shares, shares outstanding (in shares)	595,868,022	595,868,033
Consolidated variable interest entity without recourse
Accounts payable
Accrued expenses and other payables	5	4
Government grant
Income taxes payable	233	235
Other taxes payable
Deferred tax liability - current
Deferred tax liability - non-current
Unrecognized tax benefits - non-current
Contingent acquisition consideration payable

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenues	$ 140,340	$ 97,009
Business tax	(3,083)	(1,830)
Net revenues	137,257	95,179
Cost of revenues	(88,743)	(63,100)
Gross profit	48,514	32,079
Operating expenses
General and administrative	(24,963)	(17,623)
Selling and marketing	(10,737)	(7,362)
Change in fair value of contingent consideration	346	(652)
Total operating expenses	(35,354)	(25,637)
Income from operations	13,160	6,442
Other income (expenses)
Interest income	2,117	1,324
Interest expense	(18)	(52)
Change in fair value of foreign currency forward contract	(44)	(53)
Total other income (expenses)	2,055	1,219
Income before income tax expense	15,215	7,661
Income tax expense	(2,282)	(843)
Net income	12,933	6,818
Net income attributable to non-controlling interest	(492)	(127)
Net income attributable to HiSoft Technology International Limited	$ 12,441	$ 6,691
Net income per share attributable to HiSoft Technology International Limited shareholders
Basic (in dollars per share)	$ 0.02	$ 0.01
Diluted (in dollars per share)	$ 0.02	$ 0.01
Weighted average shares used in calculating net income per share
Basic (in shares)	575,202,866	582,100,664
Diluted (in shares)	601,326,836	600,198,284

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net income	$ 12,933	$ 6,818
Other comprehensive income (loss), net of tax of nil
Change in cumulative foreign exchange translation adjustment	(978)	3,137
Comprehensive income	11,955	9,955
Less: Comprehensive income attributable to noncontrolling interest	(478)	(148)
Comprehensive income attributable to HiSoft Technology International Limited	$ 11,477	$ 9,807

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 12,933	$ 6,818
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for doubtful accounts	366	208
Loss (gain) on disposals of property, plant and equipment	(44)	32
Depreciation	2,798	1,935
Change in fair value of foreign currency forward contract	45	53
Amortization of intangible assets	2,208	846
Interest expense		64
Share-based compensation	3,806	2,291
Change in fair value of contingent consideration	(346)	652
Changes in operating assets and liabilities, net of effects of business acquisitions:
Accounts receivable	(20,009)	(8,436)
Prepaid expenses and other assets	(1,817)	2,892
Accounts payable	(1,276)	(492)
Accrued expenses and other payables	(3,080)	1,450
Government grant	1,309	(1,473)
Income taxes payable	1,093	412
Other taxes payable	892	71
Deferred income taxes	(898)	(501)
Net cash provided by (used in) operating activities	(2,020)	6,822
Cash flows from investing activities:
Purchase of term deposits	(51,053)
Maturity of term deposits	36,341
Purchase of property, plant and equipment	(2,329)	(3,840)
Restricted cash placed	(433)	(394)
Restricted cash returned	227	70
Payments for business acquisitions (net of cash acquired of nil and $467 in the six-month periods ended June 30, 2011 and 2012, respectively)	(2,088)	(1,000)
Net cash used in investing activities	(19,335)	(5,164)
Cash flows from financing activities:
Repayment of short-term bank borrowings	(183)	(40,064)
Capital contribution from non-controlling interest		908
Proceeds from issuance of common shares under employee option plan	1,270	4,169
Deferred and contingent consideration paid for business acquisitions	(2,897)	(5,300)
Net cash used in by financing activities	(1,810)	(40,287)
Effect of exchange rate changes	(266)	1,939
Net decrease in cash and cash equivalents	(23,431)	(36,690)
Cash and cash equivalents at beginning of period	113,856	169,893
Cash and cash equivalents at end of period	$ 90,425	$ 133,203

CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired from business acquisition	$ 467

BASIS OF PREPARATION	6 Months Ended
Jun. 30, 2012
BASIS OF PREPARATION
BASIS OF PREPARATION

1. BASIS OF PREPARATION

  (a)
  The accompanying unaudited condensed interim consolidated financial statements include the financial information of HiSoft Technology International Limited (the "Company"), its subsidiaries, and its variable interest entity (collectively, the "Group"). All intercompany balances and transactions have been eliminated in consolidation. The results of operations for the six-month periods ended June 30, 2011 and 2012 are not necessarily indicative of the results for the full years. The Group believes that the disclosures are adequate to make the information presented not misleading.

    The accompanying unaudited condensed interim consolidated financial statements should be read in conjunction with the financial statements, accounting policies and financial notes thereto included in the Group's audited consolidated financial statements for each of the three years in the period ended December 31, 2011. In the opinion of the management, the accompanying unaudited condensed interim consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair representation of financial results for the interim periods presented.

    The financial information as of December 31, 2011 presented in the unaudited condensed financial statements is derived from the audited consolidated financial statements for the year ended December 31, 2011.

    The accompanying unaudited condensed interim consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group's consolidated financial statements for each of the three years in the period ended December 31, 2011.

  Newly adopted accounting pronouncements

  In May 2011, the Financial Accounting Standards Board ("FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in accounting principles generally accepted in the United States of America. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

  •
  Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

  •
  Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.
  •
  Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

  •
  Fair value of an instrument classified in a reporting entity's stockholders' equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

  •
  Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

  (i)
  For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

  (ii)
  The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

  The guidance was applied prospectively and was effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Group's consolidated financial statements.

  In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance was effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group adopted this guidance on January 1, 2012 and chose to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements.

  In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The result did not have an effect or impact the Group's consolidated financial statements.

  Recent accounting pronouncements not yet adopted

  In December 2011, the FASB issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.

  In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.

ACQUISITIONS	6 Months Ended
Jun. 30, 2012
ACQUISITIONS
ACQUISITIONS

2. ACQUISITIONS

  (a)
  Logoscript

  In February 2012, the Group acquired 100% interest in Logoscript International S.L., a Spain-based software localization and technical translation services provider and its subsidiaries based in Spain, Brazil and Portugal. Logoscript International S.L. and its subsidiaries are hereinafter referred to as "Logoscript".

  The purchase price was $1,399, consisting of:

  •
  Cash consideration of $1,158 paid upon closing;

  •
  Cash consideration valued at $75: the Group agreed to pay the selling shareholders of Logoscript up to $80 in February 2013 based on the financial performance of Logoscript in the period from January 1, 2012 to December 31, 2012;

  •
  Cash consideration valued at $41: the Group agreed to pay the selling shareholders of Logoscript up to $45 in August 2013 based on the financial performance of Logoscript in the period from January 1, 2012 to June 30, 2013; and

  •
  Cash consideration valued at $125: the Group agreed to pay the selling shareholders of Logoscript up to $140 in February 2014 based on the financial performance of Logoscript in the period from January 1, 2012 to December 31, 2013;

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful life
Net tangible assets:
Assets	$1,592
Liabilities	(1,150)

Total	$442

Intangible assets acquired:
Customer relationship	233	3 years
Goodwill	794
Deferred tax liability	(70)

Total	$957

Total consideration	$1,399

  The Group believes that the acquisition will improve its presence in Europe as well as obtain multilingual talents.

  The results of operations of Logoscript have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree's operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011 and 2012. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Six-month periods ended June 30,
	2011	2012
Net revenues	$97,102	$137,578
Net income	6,597	12,896
Net income per share
—Basic	$0.01	$0.02

—Diluted	$0.01	$0.02

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

  (b)
  Longhaul

  In March 2012, the Group acquired substantially all of the business and assets of Shenzhen Longhaul Information Technology Ltd., or Longhaul, a China-based SAP consulting services company, which mainly provides SAP implementation and maintenance services in China.

  The purchase price was $1,494, consisting of:

  •
  Cash consideration of $772 paid in May 2012;

  •
  Cash consideration valued at $139: the Group agreed to pay the selling shareholders of Longhaul up to $150 in April 30, 2013 based on the financial performance of Longhaul in the period from March 1, 2012 to December 31, 2012;

  •
  Cash consideration valued at $259: the Group agreed to pay the selling shareholders of Longhaul up to $298 in April 30, 2014 based on the financial performance of Longhaul in the period from January 1, 2013 to December 31, 2013; and

  •
  Cash consideration valued at $324: the Group agreed to pay the selling shareholders of Longhaul up to $397 in April 30, 2015 based on the financial performance of Longhaul in the period from January 1, 2014 to December 31, 2014;

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired as of the date of acquisition as follows:

		Estimated useful life
Intangible assets acquired:
Customer relationship	190	3.5 years
Contract backlog	27	0.25 years
Non-compete clause	262	4 years
Goodwill	1,015

Total	$1,494

Total consideration	$1,494

  The business purpose of this acquisition is to acquire the team's specialized knowledge of SAP, and related contracts and customers to enhance the Group's ability to expand into the SAP service market in China.

  The results of operations of Longhaul have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquired business since the acquisition date are not separately presented because the acquired business' operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011 and 2012. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Six-month periods ended June 30,
	2011	2012
Net revenues	$96,051	$137,548
Net income	6,796	12,926
Net income per share
—Basic	$0.01	$0.02

—Diluted	$0.01	$0.02

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

  (c)
  Glory

  In June 2012, the Group acquired 100% equity interest in Beijing GloryCube Technology Co., Ltd., or Glory, a China-based IT service firm that specialized in CRM system design and implementation in the financial industry in China.

  The purchase price was US$6,616, consisting of:

  •
  Cash consideration of US$612 paid upon closing;

  •
  Cash consideration of US$2,449 paid in July 2012;

  •
  Cash consideration valued at US$1,713: the Group agreed to pay the selling shareholders of Glory up to US$1,832 in June 2013 based on the financial performance of Glory in the period from June 1, 2012 to March 31, 2013; and

  •
  Cash consideration valued at US$1,842: the Group agreed to pay the selling shareholders of Glory up to US$2,096 in June 2014 based on the financial performance of Glory in the period from April 1, 2013 to March 31, 2014;

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated useful life
Net tangible liabilities assumed:
Current assets	$1,465
Current liabilities	(1,879)

Total	$(414)

Intangible assets acquired:
Customer relationship	959	5 years
Contract backlog	530	1 years
Trade name	2,149	Indefinite
Non-compete clause	225	5 years
Goodwill	3,746
Deferred tax liability	(579)

Total	$7,030

Total consideration	$6,616

  The Group believes that the acquisition will expand the Group's business in the financial industry in China and increase the Group's geographic presence and service offerings.

  The results of operations of Glory have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree's operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011 and 2012. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Six-month periods ended June 30,
	2011	2012
Net revenues	$97,297	$139,022
Net income	6,892	12,995
Net income per share
—Basic	$0.01	$0.02

—Diluted	$0.01	$0.02

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

  (d) Beans

  In January 2011, the Group acquired substantially all of the business and assets of Beans Group Pte. Ltd ("Beans"), a Singapore-based research and development service provider.

  The purchase price was $2,042, consisting of:

    •
    Cash consideration of $574 paid upon closing;

    •
    Contingent consideration valued at $1,468: the Group agrees to pay selling shareholders of Beans up to $1,787 by March 2013, subject to financial performance of Beans in fiscal year 2012.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired as of the date of acquisition as follows:

		Estimated useful life
Intangible assets acquired:
Customer relationship	927	6 years
Goodwill	1,115

Total	$2,042

Total consideration	$2,042

  The Group believes the acquisition would strengthen its service capability and market position in Singapore.

  The results of operations of Beans have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquired business since the acquisition date are not separately presented because the acquired business' operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Six-month period ended June 30, 2011
Net revenues	$95,179
Net income	6,818
Net income per share
— Basic	$0.01

— Diluted	$0.01

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

  (e) Business of China-based IT service firms

  In February 2011, the Group acquired a business from certain China-based IT service firms that provide IT consulting services to clients in the financial industry.

  The total cash consideration of $2,500 was paid in July 2011.

  The purchase price allocation of the transaction, determined by the Group with the assistance of an independent appraiser, was allocated to assets acquired as of the date of acquisition as follows:

		Estimated useful life
Intangible assets acquired:
Contract backlog	287	0.9 years
Customer relationship	666	4.9 years
Goodwill	1,547

Total	$2,500

Total consideration	$2,500

  The Group believes that the acquisition will expand the Group's business in the financial industry and increase the Group's geographic presence and service offerings in China.

  The results of operations of the acquired business have been included in the consolidated financial statements from the acquisition date. The acquired goodwill is not deductible for tax purpose. The amounts of revenue and earnings of the acquired business since the acquisition date are not separately presented because the acquired business' operation has been integrated into the Group's business after the transaction was completed.

  The following unaudited pro forma information summarizes the results of operations of the Group, as if the acquisition had occurred as of January 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

Six-month period ended June 30, 2011
Net revenues	$95,387
Net income	6,632
Net income per share
— Basic	$0.01

— Diluted	$0.01

  The pro forma results of operations give effect to certain adjustments, including amortization of acquired intangible assets with finite lives, associated with the acquisition. There are no nonrecurring pro forma adjustments directly attributable to the business combination.

ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2012
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

3. ACCOUNTS RECEIVABLE

  Accounts receivable, net consists of:

	As of December 31, 2011	As of June 30, 2012
Billed receivable	$43,143	$49,748
Unbilled receivable	22,272	36,825

	65,415	86,573
Less: Allowance for doubtful accounts	(4,002)	(3,958)

	$61,413	$82,615

  Revenue in excess of billings is recorded as unbilled receivables and included in accounts receivable. These amounts become billable according to the contract terms.

GOODWILL	6 Months Ended
Jun. 30, 2012
GOODWILL
GOODWILL

4. GOODWILL

  Changes in the carrying amount of goodwill for the six-month period ended June 30, 2012 are as follows:

Balance at the beginning of the period	$37,348
Goodwill acquired in business acquisitions	5,555
Foreign currency translation adjustments	(44)

Balance at the end of the period	$42,859

  No goodwill impairment loss was recognized in the six-month period ended June 30, 2012.

INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2012
INTANGIBLE ASSETS
INTANGIBLE ASSETS

5. INTANGIBLE ASSETS

  Intangible assets and their related accumulated amortization as of June 30, 2012 are as follows:

	Contract backlog	Customer base and customer relationship	Trade name	Trade mark	Non-complete clause	Total
Balance as of January 1, 2012	$790	$8,964	$2,073	$3,026	$345	$15,198
Acquisition	557	1,382	2,149	—	487	4,575
Amortization	(642)	(1,409)	(84)	(12)	(61)	(2,208)
Foreign currency translation adjustments	(4)	(11)	(2)	—	(2)	(19)

Balance as of June 30, 2012	$701	$8,926	$4,136	$3,014	$769	$17,546

Gross carrying amount
Balance as of January 1, 2012	$1,673	$11,190	$2,235	$3,043	$359	$18,500
Balance as of June 30, 2012	$2,230	$12,572	$4,384	$3,043	$846	$23,075

Accumulated amortization
Balance as of January 1, 2012	$883	$2,226	$162	$17	$14	$3,302
Balance as of June 30, 2012	$1,529	$3,646	$248	$29	$77	$5,529

  The Group recorded amortization expense for acquired intangible assets of US$2,208 for the six-month period ended June 30, 2012. The Group expects to record amortization expenses of US$2,115, US$3,475, US$2,716, US$1,789, US$684 and US$79 for the six-month period ending December 31, 2012 and years ending December 31, 2013, 2014, 2015 and 2016 and thereafter, respectively.

  The weighted-average amortization period for intangible assets subject to amortization acquired through business combinations in the six-month period ended June 30, 2012 are as follows:

Intangible assets	Weighted- average amortization period (years)
Contract backlog	0.22
Customer base and customer relationship	2.54
Non-complete clause	0.90

Total	3.66

ACCRUED EXPENSES AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

6. ACCRUED EXPENSES AND OTHER PAYABLES

  Accrued expenses and other payables consist of employee related costs, professional and subcontractor fees, rental expenses, accrued travelling-related expenses and the current portion of contingent acquisition payables.

  As of December 31, 2011 and June 30, 2012, employee payroll and welfare payable was $16,815 and $16,344, respectively.

  The contingent acquisition consideration payable as of December 31, 2011 and June 30, 2012 represents payables in relation to the acquisitions of the following:

	As of December 31, 2011	As of June 30, 2012
Echo Lane	$1,875	$1,330
Besure Business	1,000	—
Beans Business	1,572	1,677
NouvEON	7,705	7,701
Shanghai HURO	4,917	4,386
Glory	—	6,036

Others	1,483	1,139

Total	$18,552	$22,269

Comprising:
Current	$10,366	$12,914
Non-current	8,186	9,355

Total	$18,552	$22,269

FAIR VALUE	6 Months Ended
Jun. 30, 2012
FAIR VALUE
FAIR VALUE

7. FAIR VALUE

  Measured on recurring basis

  The Group's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and June 30, 2012 include foreign currency exchange forward contracts based on Level 2 inputs, the contingent consideration payables in connection with business acquisitions consummated from 2010 to 2012 based on Level 3 inputs. There were no transfers between categories for the periods presented.

  The following table summarizes the Group's financial assets (liabilities) measured at fair value on recurring basis.

		Fair Value Measurement at Reporting Date Using
Description	December 31, 2011	Quoted Prices in Active Market for Identical Instruments	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Contingent consideration	(18,552)	—	—	(18,552)
Forward contract	26	—	26	—

Total	(18,526)	—	26	(18,552)

		Fair Value Measurement at Reporting Date Using
Description	June 30, 2012	Quoted Prices in Active Market for Identical Instruments	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Contingent consideration	(22,269)	—	—	(22,269)
Forward contract	(18)	—	(18)	—

Total	(22,287)	—	(18)	(22,269)

  Contingent consideration

  The Group estimates and records the acquisition date estimated fair value of contingent consideration as part of purchase price consideration for acquisitions. The Group measures the fair value of the contingent considerations using the 'income approach' valuation method. Additionally, each reporting period, the Group estimates changes in the fair value of contingent consideration, and any change in fair value is recognized in the Consolidated Statement of Operations.

  An increase in the earn-out expected to be paid will result in a charge to operations in the quarter that the anticipated fair value of contingent consideration increases, while a decrease in the earn-out expected to be paid will result in a credit to operations in the period that the anticipated fair value of contingent consideration decreases. The estimate of the fair value of contingent consideration requires subjective assumptions to be made of future operating results, discount rates, and probabilities assigned to various potential operating result scenarios. Future revisions to these assumptions could materially change the estimate of the fair value of contingent consideration and, therefore, materially affect the Group's future financial results.

  The fair value measurement of the contingent consideration encompasses the following significant unobservable inputs:

Unobservable Inputs	Range
Estimated contingent consideration payments	$22,269
Discount rate	5.75%-11.7%
Timing of earn-out payments	0.75-2.83 years

  The following table summarizes the movement of the balances of the Group's financial (liabilities) measured at fair value on a recurring basis based on Level 3 inputs:

Amounts
Balance as of January 1, 2012	(18,552)
Initial recognition of contingent consideration in connection with business acquisitions	(9,509)
Change in fair value of contingent considerations	346
Settlement of contingent consideration	5,452
Exchange difference	(6)

Balance as of June 30, 2012	(22,269)

  Measured on non-recurring basis

  The Group's financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.

INCOME TAXES	6 Months Ended
Jun. 30, 2012
INCOME TAXES
INCOME TAXES

8. INCOME TAXES

  The Group's effective income tax rate for the six-month periods ended June 30, 2011 and 2012 was 11.0% and 15.0%, respectively. The change was primarily due to the following reasons: 1) the change of tax rate of hiSoft Wuxi from nil to 12.5% as its tax exemption period has passed starting from January 1, 2012; 2) the higher tax rates of certain newly acquired entities.

  The Group had no change in its unrecognized tax benefits for both periods.

  The Group is subject to taxation in China and also various other jurisdictions. There are no ongoing examinations by tax authorities at this time. The Group's various tax years from 2006 to 2012 remain open in various taxing jurisdictions.

NET INCOME PER SHARE	6 Months Ended
Jun. 30, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

9. NET INCOME PER SHARE

  The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations:

	Six-month periods ended June 30,
	2011	2012
Net income attributable to HiSoft Technology International Limited shareholders (numerator)	$6,691	$12,441

Weighted average shares outstanding used in computing net income per share—basic (denominator)	582,100,664	575,202,866

Weighted average shares outstanding used in computing net income per share—diluted (denominator)	600,198,284	601,326,836

Net income per share attributable to HiSoft Technology International Limited shareholders—basic	$0.01	$0.02

Net income per share attributable to HiSoft Technology International Limited shareholders—diluted	$0.01	$0.02

SEGMENT INFORMATION AND REVENUE ANALYSIS	6 Months Ended
Jun. 30, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS
SEGMENT INFORMATION AND REVENUE ANALYSIS

10. SEGMENT INFORMATION AND REVENUE ANALYSIS

  The Group has internal reporting that does not distinguish between markets or segments. The Group operates in Asia, North America and Europe. The following tables summarize the Group's long-lived assets, other than deferred tax assets and net revenues in different geographic locations:

  Long-lived assets, other than deferred tax assets (Note 1)

	As of December 31, 2011	As of June 30, 2012
PRC and Hong Kong	$37,121	$44,472
Japan	1,996	1,901
United States	19,922	19,185
Europe	—	960
Asia South	8,540	8,592

Total	$67,579	$75,110

  Net Revenues (Note 2)

	Six-month periods ended June 30,
	2011	2012
PRC and Hong Kong	$37,719	$55,946
Japan	21,950	29,050
United States	19,606	30,642
Europe	2,480	2,162
Asia South	13,424	19,457

Total	$95,179	$137,257

Notes:

(1)
Long-lived assets are presented by the operating location of the subsidiaries of the Company.

(2)
Net revenues are presented by operating location of the Group's customer entities.

  The outsourced technology services provided by the Group include Infrastructure Technology Services ("ITS"), and Research and Development Services ("RDS"). The net revenues consist of the following service lines:

	Six-month periods ended June 30,
	2011	2012
ITS	$52,321	$80,878
RDS	42,858	56,379

Total	$95,179	$137,257

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

  a.
  In August 2012, the Company announced that it has entered into a definitive merger agreement with VanceInfo Technologies Inc. ("VanceInfo"), under which the two entities will be combined in an all-stock merger. According to the announcement, the Company and VanceInfo shareholders will each own approximately 50% of the combined company. The Company will be the surviving listed company in the merger, and its shares will continue to be listed on the NASDAQ Global Select Market. Each outstanding ordinary share of VanceInfo will be exchanged for the right to receive one common share of the Company and each American Depositary Share of VanceInfo, each of which represents one ordinary share, will be exchanged for the right to receive one American Depositary Share of the Company ("hiSoft ADS"). Immediately prior to the merger, the Company will effect a 13.9482-to-1 share consolidation and change the ratio of hiSoft ADSs representing ordinary shares from one ADS for nineteen shares to one ADS for one share. As announced by the Company, the transaction is expected to close in the fourth quarter of 2012.

  b.
  In July 2012, the Group entered into a framework agreement with the Administrative Committee of the Wuxi State Hi-Tech Zone to purchase a campus facility of approximately 21,225 square meters in Wuxi city, Jiangsu province, China. The parties will enter into a further agreement for the detailed terms of the purchase.

  c.
  In July 2012, the Group entered into an agreement with the selling shareholders of BearingPoint Holdings Pty Ltd ("BearingPoint"), an Australia-based IT consulting company, to acquire 100% of the equity interest in BearingPoint and its affiliated entities for a cash consideration of 8,295, including contingent consideration.

  d.
  In July 2012, the Group entered into an agreement with the selling shareholders of Newton Technologies Co., Ltd. ("Newton"), a Japan-based IT service supplier, to acquire 100% of the equity interest in Newton for a cash consideration of 1,474, including contingent consideration.

BASIS OF PREPARATION (Policies)	6 Months Ended
Jun. 30, 2012
BASIS OF PREPARATION
Basis of Preparation
  The accompanying unaudited condensed interim consolidated financial statements include the financial information of HiSoft Technology International Limited (the "Company"), its subsidiaries, and its variable interest entity (collectively, the "Group"). All intercompany balances and transactions have been eliminated in consolidation. The results of operations for the six-month periods ended June 30, 2011 and 2012 are not necessarily indicative of the results for the full years. The Group believes that the disclosures are adequate to make the information presented not misleading.

    The accompanying unaudited condensed interim consolidated financial statements should be read in conjunction with the financial statements, accounting policies and financial notes thereto included in the Group's audited consolidated financial statements for each of the three years in the period ended December 31, 2011. In the opinion of the management, the accompanying unaudited condensed interim consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair representation of financial results for the interim periods presented.

    The financial information as of December 31, 2011 presented in the unaudited condensed financial statements is derived from the audited consolidated financial statements for the year ended December 31, 2011.

    The accompanying unaudited condensed interim consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group's consolidated financial statements for each of the three years in the period ended December 31, 2011.

Adopted and not yet adopted accounting pronouncements

  Newly adopted accounting pronouncements

  In May 2011, the Financial Accounting Standards Board ("FASB") issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in accounting principles generally accepted in the United States of America. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

  •
  Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

  •
  Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.
  •
  Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity's holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market's normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

  •
  Fair value of an instrument classified in a reporting entity's stockholders' equity—the guidance prescribes a model for measuring the fair value of an instrument classified in stockholders' equity; this model is consistent with the guidance on measuring the fair value of liabilities.

  •
  Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

  (i)
  For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

  (ii)
  The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

  The guidance was applied prospectively and was effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The adoption of this guidance did not have a significant effect on the Group's consolidated financial statements.

  In June 2011, the FASB issued an authoritative pronouncement to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the guidance was effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group adopted this guidance on January 1, 2012 and chose to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements.

  In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is "more likely than not" that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity's financial statements for the most recent annual or interim period have not yet been issued. The result did not have an effect or impact the Group's consolidated financial statements.

  Recent accounting pronouncements not yet adopted

  In December 2011, the FASB issued an authoritative pronouncement related to disclosures about offsetting assets and liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.

  In July 2012, the FASB issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment. Under the guidance, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset. The guidance does not revise the requirement to test indefinite-lived intangible assets annually for impairment. In addition, the guidance does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Group is in the process of evaluating the effect of adoption of this guidance on its consolidated financial statements.

ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2012
Logoscript
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful life
Net tangible assets:
Assets	$1,592
Liabilities	(1,150)

Total	$442

Intangible assets acquired:
Customer relationship	233	3 years
Goodwill	794
Deferred tax liability	(70)

Total	$957

Total consideration	$1,399

Schedule of unaudited pro forma information summarizing the results of operations

	Six-month periods ended June 30,
	2011	2012
Net revenues	$97,102	$137,578
Net income	6,597	12,896
Net income per share
—Basic	$0.01	$0.02

—Diluted	$0.01	$0.02

Longhaul
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful life
Intangible assets acquired:
Customer relationship	190	3.5 years
Contract backlog	27	0.25 years
Non-compete clause	262	4 years
Goodwill	1,015

Total	$1,494

Total consideration	$1,494

Schedule of unaudited pro forma information summarizing the results of operations

	Six-month periods ended June 30,
	2011	2012
Net revenues	$96,051	$137,548
Net income	6,796	12,926
Net income per share
—Basic	$0.01	$0.02

—Diluted	$0.01	$0.02

Glory
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful life
Net tangible liabilities assumed:
Current assets	$1,465
Current liabilities	(1,879)

Total	$(414)

Intangible assets acquired:
Customer relationship	959	5 years
Contract backlog	530	1 years
Trade name	2,149	Indefinite
Non-compete clause	225	5 years
Goodwill	3,746
Deferred tax liability	(579)

Total	$7,030

Total consideration	$6,616

Schedule of unaudited pro forma information summarizing the results of operations

	Six-month periods ended June 30,
	2011	2012
Net revenues	$97,297	$139,022
Net income	6,892	12,995
Net income per share
—Basic	$0.01	$0.02

—Diluted	$0.01	$0.02

Beans
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful life
Intangible assets acquired:
Customer relationship	927	6 years
Goodwill	1,115

Total	$2,042

Total consideration	$2,042

Schedule of unaudited pro forma information summarizing the results of operations

Six-month period ended June 30, 2011
Net revenues	$95,179
Net income	6,818
Net income per share
— Basic	$0.01

— Diluted	$0.01

Business of China-based IT service firms
ACQUISITIONS
Schedule of purchase price allocation to assets acquired and liabilities assumed

		Estimated useful life
Intangible assets acquired:
Contract backlog	287	0.9 years
Customer relationship	666	4.9 years
Goodwill	1,547

Total	$2,500

Total consideration	$2,500

Schedule of unaudited pro forma information summarizing the results of operations

Six-month period ended June 30, 2011
Net revenues	$95,387
Net income	6,632
Net income per share
— Basic	$0.01

— Diluted	$0.01

ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2012
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As of December 31, 2011	As of June 30, 2012
Billed receivable	$43,143	$49,748
Unbilled receivable	22,272	36,825

	65,415	86,573
Less: Allowance for doubtful accounts	(4,002)	(3,958)

	$61,413	$82,615

GOODWILL (Tables)	6 Months Ended
Jun. 30, 2012
GOODWILL
Schedule of changes in carrying amount of goodwill

Balance at the beginning of the period	$37,348
Goodwill acquired in business acquisitions	5,555
Foreign currency translation adjustments	(44)

Balance at the end of the period	$42,859

INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
INTANGIBLE ASSETS
Schedule of intangible assets and their related accumulated amortization

	Contract backlog	Customer base and customer relationship	Trade name	Trade mark	Non-complete clause	Total
Balance as of January 1, 2012	$790	$8,964	$2,073	$3,026	$345	$15,198
Acquisition	557	1,382	2,149	—	487	4,575
Amortization	(642)	(1,409)	(84)	(12)	(61)	(2,208)
Foreign currency translation adjustments	(4)	(11)	(2)	—	(2)	(19)

Balance as of June 30, 2012	$701	$8,926	$4,136	$3,014	$769	$17,546

Gross carrying amount
Balance as of January 1, 2012	$1,673	$11,190	$2,235	$3,043	$359	$18,500
Balance as of June 30, 2012	$2,230	$12,572	$4,384	$3,043	$846	$23,075

Accumulated amortization
Balance as of January 1, 2012	$883	$2,226	$162	$17	$14	$3,302
Balance as of June 30, 2012	$1,529	$3,646	$248	$29	$77	$5,529

Schedule of weighted-average amortization period for intangible assets subject to amortization acquired through business combinations

  The weighted-average amortization period for intangible assets subject to amortization acquired through business combinations in the six-month period ended June 30, 2012 are as follows:

Intangible assets	Weighted- average amortization period (years)
Contract backlog	0.22
Customer base and customer relationship	2.54
Non-complete clause	0.90

Total	3.66

ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of contingent acquisition consideration payable

	As of December 31, 2011	As of June 30, 2012
Echo Lane	$1,875	$1,330
Besure Business	1,000	—
Beans Business	1,572	1,677
NouvEON	7,705	7,701
Shanghai HURO	4,917	4,386
Glory	—	6,036

Others	1,483	1,139

Total	$18,552	$22,269

Comprising:
Current	$10,366	$12,914
Non-current	8,186	9,355

Total	$18,552	$22,269

FAIR VALUE (Tables)	6 Months Ended
Jun. 30, 2012
FAIR VALUE
Summary of the Group's financial assets (liabilities) measured at fair value on recurring basis

		Fair Value Measurement at Reporting Date Using
Description	December 31, 2011	Quoted Prices in Active Market for Identical Instruments	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Contingent consideration	(18,552)	—	—	(18,552)
Forward contract	26	—	26	—

Total	(18,526)	—	26	(18,552)

		Fair Value Measurement at Reporting Date Using
Description	June 30, 2012	Quoted Prices in Active Market for Identical Instruments	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Contingent consideration	(22,269)	—	—	(22,269)
Forward contract	(18)	—	(18)	—

Total	(22,287)	—	(18)	(22,269)

Schedule of the fair value measurement of the contingent consideration encompassing significant unobservable inputs

Unobservable Inputs	Range
Estimated contingent consideration payments	$22,269
Discount rate	5.75%-11.7%
Timing of earn-out payments	0.75-2.83 years

Summary of the movement of the balances of the Group's financial (liabilities) measured at fair value on a recurring basis based on Level 3 inputs

Amounts
Balance as of January 1, 2012	(18,552)
Initial recognition of contingent consideration in connection with business acquisitions	(9,509)
Change in fair value of contingent considerations	346
Settlement of contingent consideration	5,452
Exchange difference	(6)

Balance as of June 30, 2012	(22,269)

NET INCOME PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
NET INCOME PER SHARE
Schedule of reconciliation of the numerators and denominators of the basic and diluted net income per share computations

	Six-month periods ended June 30,
	2011	2012
Net income attributable to HiSoft Technology International Limited shareholders (numerator)	$6,691	$12,441

Weighted average shares outstanding used in computing net income per share—basic (denominator)	582,100,664	575,202,866

Weighted average shares outstanding used in computing net income per share—diluted (denominator)	600,198,284	601,326,836

Net income per share attributable to HiSoft Technology International Limited shareholders—basic	$0.01	$0.02

Net income per share attributable to HiSoft Technology International Limited shareholders—diluted	$0.01	$0.02

SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	6 Months Ended
Jun. 30, 2012
SEGMENT INFORMATION AND REVENUE ANALYSIS
Schedule of group's long-lived assets, other than deferred tax assets in different geographic locations

  Long-lived assets, other than deferred tax assets (Note 1)

	As of December 31, 2011	As of June 30, 2012
PRC and Hong Kong	$37,121	$44,472
Japan	1,996	1,901
United States	19,922	19,185
Europe	—	960
Asia South	8,540	8,592

Total	$67,579	$75,110

  Notes:
(1)
Long-lived assets are presented by the operating location of the subsidiaries of the Company.

Schedule of group's net revenues in different geographic locations

  Net Revenues (Note 2)

	Six-month periods ended June 30,
	2011	2012
PRC and Hong Kong	$37,719	$55,946
Japan	21,950	29,050
United States	19,606	30,642
Europe	2,480	2,162
Asia South	13,424	19,457

Total	$95,179	$137,257

Notes:

(2)
Net revenues are presented by operating location of the Group's customer entities.

Schedule of net revenues by service line
The net revenues consist of the following service lines:

	Six-month periods ended June 30,
	2011	2012
ITS	$52,321	$80,878
RDS	42,858	56,379

Total	$95,179	$137,257

ACQUISITIONS (Details) (Logoscript, USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended			1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Feb. 29, 2012	Feb. 29, 2012 Customer relationship	Feb. 29, 2012 Contingent consideration payable in February 2013	Feb. 29, 2012 Contingent consideration payable in February 2013 Maximum	Feb. 29, 2012 Contingent consideration payable in August 2013	Feb. 29, 2012 Contingent consideration payable in August 2013 Maximum	Feb. 29, 2012 Contingent consideration payable in February 2014	Feb. 29, 2012 Contingent consideration payable in February 2014 Maximum
ACQUISITIONS
Ownership interest acquired (as a percent)			100.00%
Purchase price			$ 1,399
Cash consideration paid			1,158
Fair value of cash consideration					75		41		125
Potential consideration payable						80		45		140
Net tangible assets:
Assets			1,592
Liabilities			(1,150)
Total			442
Intangible assets acquired:
Intangible assets other than goodwill acquired				233
Goodwill			794
Deferred tax liability			(70)
Total			957
Total consideration			1,399
Estimated useful life
Estimated useful life				3 years
Pro forma information summarizing the results of operations
Net revenues	137,578	97,102
Net income	$ 12,896	$ 6,597
Net income per share (in dollars per share)
Basic (in dollars per share)	$ 0.02	$ 0.01
Diluted (in dollars per share)	$ 0.02	$ 0.01

ACQUISITIONS (Details 2) (Longhaul, USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended				1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	May 31, 2012	Mar. 31, 2012	Mar. 31, 2012 Customer relationship	Mar. 31, 2012 Contract backlog	Mar. 31, 2012 Non-compete clause	Mar. 31, 2012 Contingent consideration payable in April 2013	Mar. 31, 2012 Contingent consideration payable in April 2013 Maximum	Mar. 31, 2012 Contingent consideration payable in April 2014	Mar. 31, 2012 Contingent consideration payable in April 2014 Maximum	Mar. 31, 2012 Contingent consideration payable in April 2015	Mar. 31, 2012 Contingent consideration payable in April 2015 Maximum
ACQUISITIONS
Purchase price				$ 1,494
Cash consideration paid			772
Fair value of cash consideration								139		259		324
Potential consideration payable									150		298		397
Intangible assets acquired:
Intangible assets other than goodwill acquired					190	27	262
Goodwill				1,015
Total				1,494
Total consideration				1,494
Estimated useful life of intangible assets
Estimated useful life					3 years 6 months	3 months	4 years
Pro forma information summarizing the results of operations
Net revenues	137,548	96,051
Net income	$ 12,926	$ 6,796
Net income per share (in dollars per share)
Basic (in dollars per share)	$ 0.02	$ 0.01
Diluted (in dollars per share)	$ 0.02	$ 0.01

ACQUISITIONS (Details 3) (Glory, USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended				1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jul. 31, 2012	Jun. 30, 2012 Trade name	Jun. 30, 2012 Customer relationship	Jun. 30, 2012 Contract backlog	Jun. 30, 2012 Non-compete clause	Jun. 30, 2012 Contingent consideration payable in June 2013	Jun. 30, 2012 Contingent consideration payable in June 2013 Maximum	Jun. 30, 2012 Contingent consideration payable in June 2014	Jun. 30, 2012 Contingent consideration payable in June 2014 Maximum
ACQUISITIONS
Ownership interest acquired (as a percent)	100.00%
Purchase price	$ 6,616
Cash consideration paid	612		2,449
Fair value of cash consideration								1,713		1,842
Potential consideration payable									1,832		2,096
Net tangible liabilities assumed:
Current assets	1,465
Total	(414)
Current liabilities	(1,879)
Intangible assets acquired:
Intangible assets other than goodwill acquired				2,149	959	530	225
Goodwill	3,746
Deferred tax liability	(579)
Total	7,030
Total consideration	6,616
Estimated useful life of intangible assets
Estimated useful life					5 years	1 year	5 years
Pro forma information summarizing the results of operations
Net revenues	139,022	97,297
Net income	$ 12,995	$ 6,892
Net income per share (in dollars per share)
Basic (in dollars per share)	$ 0.02	$ 0.01
Diluted (in dollars per share)	$ 0.02	$ 0.01

ACQUISITIONS (Details 4) (Beans, USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		1 Months Ended
	Jun. 30, 2011	Jan. 31, 2011	Jan. 31, 2011 Customer relationship	Jan. 31, 2011 Contingent consideration payable in March 2013	Jan. 31, 2011 Contingent consideration payable in March 2013 Maximum
ACQUISITIONS
Purchase price		$ 2,042
Cash consideration paid		574
Fair value of cash consideration				1,468
Potential consideration payable					1,787
Intangible assets acquired:
Intangible assets other than goodwill acquired			927
Goodwill		1,115
Total		2,042
Total consideration		2,042
Estimated useful life of intangible assets
Estimated useful life			6 years
Pro forma information summarizing the results of operations
Net revenues	95,179
Net income	$ 6,818
Net income per share (in dollars per share)
Basic (in dollars per share)	$ 0.01
Diluted (in dollars per share)	$ 0.01

ACQUISITIONS (Details 5) (Business of China-based IT service firms, USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended			1 Months Ended
	Jun. 30, 2011	Jul. 31, 2011	Feb. 28, 2011	Feb. 28, 2011 Contract backlog	Feb. 28, 2011 Customer relationship
ACQUISITIONS
Cash consideration paid		$ 2,500
Intangible assets acquired:
Intangible assets other than goodwill acquired				287	666
Goodwill			1,547
Total			2,500
Total consideration			2,500
Estimated useful life
Estimated useful life				10 months 24 days	4 years 10 months 24 days
Pro forma information summarizing the results of operations
Net revenues	95,387
Net income	$ 6,632
Net income per share (in dollars per share)
Basic (in dollars per share)	$ 0.01
Diluted (in dollars per share)	$ 0.01

ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE
Billed receivable	$ 49,748	$ 43,143
Unbilled receivable	36,825	22,272
Accounts receivable, gross	86,573	65,415
Less: Allowance for doubtful accounts	(3,958)	(4,002)
Accounts receivable, net	$ 82,615	$ 61,413

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Changes in carrying amount of goodwill
Balance at the beginning of the period	$ 37,348
Goodwill acquired in business acquisitions	5,555
Foreign currency translation adjustments	(44)
Balance at the end of the period	$ 42,859

INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
INTANGIBLE ASSETS
Balance at the beginning of the period	$ 15,198
Acquisition	4,575
Amortization	(2,208)	(846)
Foreign currency translation adjustments	(19)
Balance at the end of the period	17,546
Gross carrying amount	23,075		18,500
Accumulated amortization	5,529		3,302
Intangible assets
Weighted-average amortization period	3 years 7 months 28 days
Expected amortization expense
Remainder of fiscal 2012	2,115
2013	3,475
2014	2,716
2015	1,789
2016	684
Thereafter	79
Contract backlog
INTANGIBLE ASSETS
Balance at the beginning of the period	790
Acquisition	557
Amortization	(642)
Foreign currency translation adjustments	(4)
Balance at the end of the period	701
Gross carrying amount	2,230		1,673
Accumulated amortization	1,529		883
Intangible assets
Weighted-average amortization period	2 months 19 days
Customer base and customer relationship
INTANGIBLE ASSETS
Balance at the beginning of the period	8,964
Acquisition	1,382
Amortization	(1,409)
Foreign currency translation adjustments	(11)
Balance at the end of the period	8,926
Gross carrying amount	12,572		11,190
Accumulated amortization	3,646		2,226
Intangible assets
Weighted-average amortization period	2 years 6 months 14 days
Trade name
INTANGIBLE ASSETS
Balance at the beginning of the period	2,073
Acquisition	2,149
Amortization	(84)
Foreign currency translation adjustments	(2)
Balance at the end of the period	4,136
Gross carrying amount	4,384		2,235
Accumulated amortization	248		162
Trademark
INTANGIBLE ASSETS
Balance at the beginning of the period	3,026
Amortization	(12)
Balance at the end of the period	3,014
Gross carrying amount	3,043		3,043
Accumulated amortization	29		17
Non-compete clause
INTANGIBLE ASSETS
Balance at the beginning of the period	345
Acquisition	487
Amortization	(61)
Foreign currency translation adjustments	(2)
Balance at the end of the period	769
Gross carrying amount	846		359
Accumulated amortization	$ 77		$ 14
Intangible assets
Weighted-average amortization period	10 months 24 days

ACCRUED EXPENSES AND OTHER PAYABLES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
Employee payroll and welfare payables	$ 16,344	$ 16,815
Comprising:
Current	12,914	10,366
Non-current	9,355	8,186
Total	22,269	18,552
Echo Lane
Comprising:
Total	1,330	1,875
Besure Business
Comprising:
Total		1,000
Beans Business
Comprising:
Total	1,677	1,572
NouvEON
Comprising:
Total	7,701	7,705
Shanghai HURO
Comprising:
Total	4,386	4,917
Glory
Comprising:
Total	6,036
Others
Comprising:
Total	$ 1,139	$ 1,483

FAIR VALUE (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Minimum	Jun. 30, 2012 Maximum	Jun. 30, 2012 Recurring basis Total	Dec. 31, 2011 Recurring basis Total	Jun. 30, 2012 Recurring basis Level 2	Dec. 31, 2011 Recurring basis Level 2	Jun. 30, 2012 Recurring basis Level 3	Dec. 31, 2011 Recurring basis Level 3
FAIR VALUE
Contingent consideration	$ (22,269)	$ (18,552)			$ (22,269)	$ (18,552)			$ (22,269)	$ (18,552)
Forward contract						26		26
Forward contract					(18)		(18)
Total					(22,287)	(18,526)	(18)	26	(22,269)	(18,552)
Unobservable inputs
Estimated contingent consideration payments	$ 22,269	$ 18,552			$ 22,269	$ 18,552			$ 22,269	$ 18,552
Discount rate (as a percent)			5.75%	11.70%
Timing of earn-out payments			9 months	2 years 9 months 29 days

FAIR VALUE (Details 2) (Contingent consideration, USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Contingent consideration
Movement of the balances of financial (liabilities) measured at fair value on a recurring basis based on Level 3 inputs
Balance at the beginning of the period	$ (18,552)
Initial recognition of contingent consideration in connection with business acquisitions	(9,509)
Change in fair value of contingent considerations	346
Settlement of contingent consideration	5,452
Exchange difference	(6)
Balance at the end of the period	$ (22,269)

INCOME TAXES (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income tax
Effective income tax rate (as a percent)	15.00%	11.00%
HiSoft Wuxi
Income tax
Tax rate after exemption period had passed (as a percent)	12.50%

NET INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
NET INCOME PER SHARE
Net income attributable to HiSoft Technology International Limited shareholders (numerator) (in dollars)	$ 12,441	$ 6,691
Weighted average shares outstanding used in computing net income per share - basic (denominator)	575,202,866	582,100,664
Weighted average shares outstanding used in computing net income per share - diluted (denominator)	601,326,836	600,198,284
Net income per share attributable to HiSoft Technology International Limited shareholders - basic (in dollars per share)	$ 0.02	$ 0.01
Net income per share attributable to HiSoft Technology International Limited shareholders - diluted (in dollars per share)	$ 0.02	$ 0.01

SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
SEGMENT INFORMATION AND REVENUE ANALYSIS
Long-lived assets, other than deferred tax assets	$ 75,110		$ 67,579
Net Revenues	137,257	95,179
ITS
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net Revenues	80,878	52,321
RDS
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net Revenues	56,379	42,858
PRC and Hong Kong
SEGMENT INFORMATION AND REVENUE ANALYSIS
Long-lived assets, other than deferred tax assets	44,472		37,121
Net Revenues	55,946	37,719
Japan
SEGMENT INFORMATION AND REVENUE ANALYSIS
Long-lived assets, other than deferred tax assets	1,901		1,996
Net Revenues	29,050	21,950
United States
SEGMENT INFORMATION AND REVENUE ANALYSIS
Long-lived assets, other than deferred tax assets	19,185		19,922
Net Revenues	30,642	19,606
Europe
SEGMENT INFORMATION AND REVENUE ANALYSIS
Long-lived assets, other than deferred tax assets	960
Net Revenues	2,162	2,480
Asia South
SEGMENT INFORMATION AND REVENUE ANALYSIS
Long-lived assets, other than deferred tax assets	8,592		8,540
Net Revenues	$ 19,457	$ 13,424

SUBSEQUENT EVENTS (Details) (Subsequent events, USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Jul. 31, 2012 sqm	Aug. 31, 2012 VanceInfo item	Aug. 31, 2012 VanceInfo VanceInfo Shareholders	Jul. 31, 2012 BearingPoint	Jul. 31, 2012 Newton
SUBSEQUENT EVENTS
Number of entities that will be combined in an all-stock merger		2
Percentage interest acquired in merger transaction by the company		50.00%	50.00%	100.00%	100.00%
Number of common shares of entity that the counterparty will have the right to receive in exchange		1
Number of ordinary shares representing each American Depositary Share of counterparty		1
Number of American Depositary shares of entity to be issued in exchange of each American Depositary Share of counterparty		1
Shares consolidation ratio that will be effected prior to merger		13.9482
Number of ordinary shares representing each American Depositary Share prior to merger		19
Number of ordinary shares representing each American Depositary Share after the merger		1
Area of campus facility to be purchased under framework agreement with the administrative committee of the Wuxi State Hi-Tech Zone	21,225
Purchase price				$ 8,295	$ 1,474